Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
Summary of Fair Values of Financial Assets Measured at Fair Value on Recurring Basis
The fair values of our financial assets and liabilities measured at fair value on a recurring basis at December 31, 2023 and 2022, are summarized in the following table:

(CAD$ in millions)	2023				2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Cash equivalents	$345	$—	$—	$345	$1,624	$—	$—	$1,624
Marketable and other equity securities	79	—	150	229	69	—	150	219
Debt securities	184	—	—	184	159	—	—	159
Settlement receivables	—	1,254	—	1,254	—	1,118	—	1,118
Derivative instruments and embedded derivatives	—	92	—	92	—	74	—	74
	$608	$1,346	$150	$2,104	$1,852	$1,192	$150	$3,194

Financial liabilities
Derivative instruments and embedded derivatives	$—	$148	$—	$148	$—	$149	$—	$149
Settlement payables	—	36	—	36	—	45	—	45
	$—	$184	$—	$184	$—	$194	$—	$194

Summary of Fair Values of Financial Liabilities Measured at Fair Value on Recurring Basis
The fair values of our financial assets and liabilities measured at fair value on a recurring basis at December 31, 2023 and 2022, are summarized in the following table:

(CAD$ in millions)	2023				2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Cash equivalents	$345	$—	$—	$345	$1,624	$—	$—	$1,624
Marketable and other equity securities	79	—	150	229	69	—	150	219
Debt securities	184	—	—	184	159	—	—	159
Settlement receivables	—	1,254	—	1,254	—	1,118	—	1,118
Derivative instruments and embedded derivatives	—	92	—	92	—	74	—	74
	$608	$1,346	$150	$2,104	$1,852	$1,192	$150	$3,194

Financial liabilities
Derivative instruments and embedded derivatives	$—	$148	$—	$148	$—	$149	$—	$149
Settlement payables	—	36	—	36	—	45	—	45
	$—	$184	$—	$184	$—	$194	$—	$194